MASTER TRUST INVESTMENTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP 001
EBP, Investment, Fair and Contract Value [Abstract]
Administrative expenses payable	$ (127)	$ (64)
Net assets available for benefits	5,690,666	4,856,734
EBP, Change in Net Asset Available for Benefit, Increase (Decrease) from Income (Loss) on Investment [Abstract]
Plan interest in Master Trust investment income	764,348	601,882
Net transfers	72,906	38,428
Administrative expenses	(2,625)	(2,331)
Net increase	833,932	606,559
Beginning of year	4,856,734	4,250,175
End of year	5,690,666	4,856,734
EBP 002
EBP, Investment, Fair and Contract Value [Abstract]
Administrative expenses payable	(260)	(142)
Net assets available for benefits	5,709,254	4,968,099
EBP, Change in Net Asset Available for Benefit, Increase (Decrease) from Income (Loss) on Investment [Abstract]
Plan interest in Master Trust investment income	734,414	584,522
Net transfers	(72,906)	(38,428)
Administrative expenses	(3,313)	(3,051)
Net increase	741,155	569,920
Beginning of year	4,968,099	4,398,179
End of year	5,709,254	4,968,099
Master Trust | EBP 001
EBP, Investment, Fair and Contract Value [Abstract]
Total Trust investments at fair value	11,195,854	9,639,591
Administrative expenses payable	(387)	(206)
Net assets available for benefits	11,195,467	9,639,385
EBP, Change in Net Asset Available for Benefit, Increase (Decrease) from Income (Loss) on Investment [Abstract]
Net appreciation in fair value investments	1,432,336	1,134,419
Dividends and interest	66,426	51,985
Plan interest in Master Trust investment income	1,498,762	1,186,404
Net transfers	63,259	(32,393)
Administrative expenses	(5,939)	(5,382)
Net increase	1,556,082	1,148,629
Beginning of year	9,639,385	8,490,756
End of year	11,195,467	9,639,385
Master Trust | EBP 002
EBP, Investment, Fair and Contract Value [Abstract]
Total Trust investments at fair value	11,195,854	9,639,591
Administrative expenses payable	(387)	(206)
Net assets available for benefits	11,195,467	9,639,385
EBP, Change in Net Asset Available for Benefit, Increase (Decrease) from Income (Loss) on Investment [Abstract]
Net appreciation in fair value investments	1,432,336	1,134,419
Dividends and interest	66,426	51,985
Plan interest in Master Trust investment income	1,498,762	1,186,404
Net transfers	63,259	(32,393)
Administrative expenses	(5,939)	(5,382)
Net increase	1,556,082	1,148,629
Beginning of year	9,639,385	8,490,756
End of year	11,195,467	9,639,385
Master Trust | Equity Funds | EBP 001
EBP, Investment, Fair and Contract Value [Abstract]
Total Trust investments at fair value	4,313,915	3,704,541
Master Trust | Equity Funds | EBP 002
EBP, Investment, Fair and Contract Value [Abstract]
Total Trust investments at fair value	4,313,915	3,704,541
Master Trust | Target Date Funds | EBP 001
EBP, Investment, Fair and Contract Value [Abstract]
Total Trust investments at fair value	3,812,545	3,144,374
Master Trust | Target Date Funds | EBP 002
EBP, Investment, Fair and Contract Value [Abstract]
Total Trust investments at fair value	3,812,545	3,144,374
Master Trust | PG&E Corporation Stock Fund | EBP 001
EBP, Investment, Fair and Contract Value [Abstract]
Total Trust investments at fair value	312,035	417,332
Master Trust | PG&E Corporation Stock Fund | EBP 002
EBP, Investment, Fair and Contract Value [Abstract]
Total Trust investments at fair value	312,035	417,332
Master Trust | Brokerage Link Accounts | EBP 001
EBP, Investment, Fair and Contract Value [Abstract]
Total Trust investments at fair value	1,424,411	1,118,299
Master Trust | Brokerage Link Accounts | EBP 002
EBP, Investment, Fair and Contract Value [Abstract]
Total Trust investments at fair value	1,424,411	1,118,299
Master Trust | Fixed Income Funds | EBP 001
EBP, Investment, Fair and Contract Value [Abstract]
Total Trust investments at fair value	898,994	821,995
Master Trust | Fixed Income Funds | EBP 002
EBP, Investment, Fair and Contract Value [Abstract]
Total Trust investments at fair value	898,994	821,995
Master Trust | Money Market Fund | EBP 001
EBP, Investment, Fair and Contract Value [Abstract]
Total Trust investments at fair value	433,954	433,050
Master Trust | Money Market Fund | EBP 002
EBP, Investment, Fair and Contract Value [Abstract]
Total Trust investments at fair value	433,954	433,050
Plan Interest in the Master Trust | EBP 001
EBP, Investment, Fair and Contract Value [Abstract]
Total Trust investments at fair value	5,622,804	4,796,805
Administrative expenses payable	(127)	(64)
Net assets available for benefits	5,622,677	4,796,741
EBP, Change in Net Asset Available for Benefit, Increase (Decrease) from Income (Loss) on Investment [Abstract]
Beginning of year	4,796,741
End of year	5,622,677	4,796,741
Plan Interest in the Master Trust | EBP 002
EBP, Investment, Fair and Contract Value [Abstract]
Total Trust investments at fair value	5,573,050	4,842,786
Administrative expenses payable	(260)	(142)
Net assets available for benefits	5,572,790	4,842,644
EBP, Change in Net Asset Available for Benefit, Increase (Decrease) from Income (Loss) on Investment [Abstract]
Beginning of year	4,842,644
End of year	5,572,790	4,842,644
Plan Interest in the Master Trust | Equity Funds | EBP 001
EBP, Investment, Fair and Contract Value [Abstract]
Total Trust investments at fair value	2,298,677	1,965,779
Plan Interest in the Master Trust | Equity Funds | EBP 002
EBP, Investment, Fair and Contract Value [Abstract]
Total Trust investments at fair value	2,015,238	1,738,762
Plan Interest in the Master Trust | Target Date Funds | EBP 001
EBP, Investment, Fair and Contract Value [Abstract]
Total Trust investments at fair value	1,826,136	1,490,415
Plan Interest in the Master Trust | Target Date Funds | EBP 002
EBP, Investment, Fair and Contract Value [Abstract]
Total Trust investments at fair value	1,986,409	1,653,959
Plan Interest in the Master Trust | PG&E Corporation Stock Fund | EBP 001
EBP, Investment, Fair and Contract Value [Abstract]
Total Trust investments at fair value	121,966	158,079
Plan Interest in the Master Trust | PG&E Corporation Stock Fund | EBP 002
EBP, Investment, Fair and Contract Value [Abstract]
Total Trust investments at fair value	190,069	259,253
Plan Interest in the Master Trust | Brokerage Link Accounts | EBP 001
EBP, Investment, Fair and Contract Value [Abstract]
Total Trust investments at fair value	701,430	559,488
Plan Interest in the Master Trust | Brokerage Link Accounts | EBP 002
EBP, Investment, Fair and Contract Value [Abstract]
Total Trust investments at fair value	722,981	558,811
Plan Interest in the Master Trust | Fixed Income Funds | EBP 001
EBP, Investment, Fair and Contract Value [Abstract]
Total Trust investments at fair value	460,657	416,391
Plan Interest in the Master Trust | Fixed Income Funds | EBP 002
EBP, Investment, Fair and Contract Value [Abstract]
Total Trust investments at fair value	438,337	405,604
Plan Interest in the Master Trust | Money Market Fund | EBP 001
EBP, Investment, Fair and Contract Value [Abstract]
Total Trust investments at fair value	213,938	206,653
Plan Interest in the Master Trust | Money Market Fund | EBP 002
EBP, Investment, Fair and Contract Value [Abstract]
Total Trust investments at fair value	$ 220,016	$ 226,397